Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule Of Computation Of Earnings Per Share

		Net Income
For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2014
	Earnings	$99,317	17,165	$5.79
	Dilutive stock options	-	412
	Nonvested stock awards	-	149
	Conversion of Notes and impact of warrants outstanding	-	114
	Diluted earnings	$99,317	17,840	$5.57

2013
	Earnings	$77,227	18,199	$4.24
	Dilutive stock options	-	278
	Nonvested stock awards	-	108
	Diluted earnings	$77,227	18,585	$4.16

2012
	Earnings	$89,304	18,924	$4.72
	Dilutive stock options	-	316
	Nonvested stock awards	-	99
	Diluted earnings	$89,304	19,339	$4.62